Related-party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Related-party transactions

30.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

30.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		06.30.2021		12.31.2020

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	277	64	196	39
Natural Gas Transportation Companies	−	−	74	191
State-controlled gas distributors (joint ventures)	283	46	225	68
Petrochemical companies (associates)	11	6	17	9
Other associates and joint ventures	111	15	152	120
Subtotal	682	131	664	427
Brazilian government – Parent and its controlled entities
Government bonds	1,485	-	1,632	-
Banks controlled by the Brazilian Government	8,604	2,280	7,676	3,707
Receivables from the Electricity sector	229	−	205	−
Petroleum and alcohol account - receivables from the Brazilian Government	525	-	482	-
Brazilian Federal Government - dividends	2	−	2	−
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	-	28	−	−
Others	16	51	38	47
Subtotal	10,861	2,359	10,035	3,754
Pension plans	93	31	52	65
Total	11,636	2,521	10,751	4,246
Current	2,699	415	2,663	1,225
Non-Current	8,937	2,106	8,088	3,021
Total	11,636	2,521	10,751	4,246

The income/expenses of significant transactions are set out in the following table:

	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrobras Distribuidora (BR)	7,608	5,109	4,298	1,928
Natural Gas Transportation Companies	(304)	(972)	(59)	(451)
State-controlled gas distributors (joint ventures)	1,034	938	585	378
Petrochemical companies (associates)	1,590	1,424	822	445
Other associates and joint ventures	119	9	77	(84)
Subtotal	10,047	6,508	5,723	2,216
Brazilian government – Parent and its controlled entities
Government bonds	20	23	13	10
Banks controlled by the Brazilian Government	(93)	(315)	(30)	(223)
Receivables from the Electricity sector	112	23	97	10
Petroleum and alcohol account - receivables from the Brazilian Government	22	3	11	1
Brazilian Federal Government - dividends	(4)	(3)	(4)	(1)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(67)	(45)	(36)	(5)
Others	(33)	(10)	(43)	(10)
Subtotal	(43)	(324)	8	(218)
Total	10,004	6,184	5,731	1,998
Revenues, mainly sales revenues	10,604	7,863	5,870	2,888
Purchases and services	(486)	(1,397)	(106)	(682)
Income (expenses)	(147)	−	(104)	−
Foreign exchange and inflation indexation charges, net	(45)	(252)	(5)	(193)
Finance income (expenses), net	78	(30)	76	(15)
Total	10,004	6,184	5,731	1,998

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 13.

Petrobras on agreement with Amazonas Energia

On April 7, 2021, Petrobras and its subsidiaries Breitener Tambaqui S.A. and Breitener Jaraqui S.A. signed a legal agreement with Amazonas Energia S.A. (debtor) and Centrais Elétricas Brasileiras S.A. - Eletrobras (jointly responsible) , in the amount of US$ 77 (R$ 436 million), for the collection of amounts relating to seven lawsuits, which will be suspended until the full settlement of the negotiated credits. The debt will be settled in 60 installments updated based on 124.75% of the CDI, from January 18, 2021 until full settlement.

The signing of the agreement generated a positive effect on the Company’s statement of income in the second quarter of 2021 of US$ 59 (R$ 328 million), net of tax effects.

30.2.	Compensation of key management personnel

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

			Jan-Jun/2021			Jan-Jun/2020
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.3	−	1.3	1.3	−	1.3
Social security and other employee-related taxes	0.3	−	0.3	0.4	−	0.4
Post-employment benefits (pension plan)	0.1	−	0.1	−	−	−
Benefits due to termination of tenure	0.2	-	0.2	−	-	−
Total compensation recognized in the statement of income	1.9	−	1.9	1.7	−	1.7
Total compensation paid (*)	3.9	−	3.9	1.7	−	1.7
Average number of members in the period (**)	9.00	10.33	19.33	9.00	9.17	18.17
Average number of paid members in the period (***)	9.00	5.00	14.00	9.00	4.00	13.00
(*)	The variable compensation (PPP) paid to management is included in the Executive Officers columns.
(**)	Monthly average number of members.
(***)	Monthly average number of paid members.

For the six-month period ended June 30, 2021, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 6 (US$ 6 for the same period of 2020).

On July 14, 2021, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 9 (R$ 47.06 million) from April 2021 to March 2022.

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Audit Committee or Audit Committee of Petrobras and its subsidiaries are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 245 thousand for the first half of 2021 (US$ 290 thousand with tax and social security costs). For the same period of 2020, the total compensation concerning these members was US$ 189 thousand (US$ 227 thousand with tax and social security costs).